Taxation - Differences from Theoretical Amount that would Arise from Using the Weighted-Average Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax calculated at the tax rates applicable to profits in the respective countries			$ (1,104)	$ (8,887)
Non-deductible items			(358)	(94)
Non-taxable income			6,746	10,447
Tax losses where no deferred tax asset was recognized			(23)	(27)
Previously unrecognized tax losses now recouped to reduce tax expenses			6,019	9,326
Effect of IAS 29 on Argentina’s shareholder’s equity and deferred income tax.			(11,217)	32,134
Others			1,939	(2,919)
Income tax benefit	$ 63	$ (4,544)	2,002	39,980
2025 | Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Deferred tax asset, inflation adjustment	$ 3,453		$ 3,453
2024 | Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Deferred tax asset, inflation adjustment		$ 8,594		$ 8,594